Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Purchases from related party	$ 830,000	$ 848,000	$ 3,805,248	$ 3,119,000
Company owed former related party	274,125		381,457	1,083,764
Advanced deposit payments	540,050		735,730
Due to shareholders	113,103		146,534	134,086
Additional accrued interest	22,913	23,622	109,863	56,626
Interest payment	$ 56,344	$ 10,999	$ 32,686	$ 8,989